FEDERAL AND STATE INCOME TAXES (Details 1) - USD ($)	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Feb. 28, 2017
Income Tax Disclosure [Abstract]
Income (loss) before tax					$ 1,307,520	$ (776,699)
Computed expected tax (benefit)					444,557	(264,078)
State income and franchise tax/(refund)					1,670	1,323
Reduction in deferred tax from change in tax rate					(13,420)
Other					(30,244)	21,055
Provision (benefit) for taxes	$ 103,263	$ 137,404	$ 337,956	$ 312,192	$ 402,563	$ (241,700)